Discontinued Operations (Details) - Schedule of Distributed Assets and Liabilities Included in the Foreign Operations - Enterprise Apps Business [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 2,149	$ 1,620	$ 4,731
Cost of Revenues	540	483	1,129
Gross Profit	1,609	1,137	3,602
Operating Expenses
Research and development	2,430	1,514	4,421
Sales and marketing	1,570	988	2,676
General and administrative	2,497	1,644	3,914
Earnout compensation benefit			(2,827)
Acquisition related costs	10		16
Transaction costs		1,043
Impairment of goodwill	5,540		5,540
Amortization of intangibles	973	805	1,948
Total Operating Expenses	13,020	5,994	15,688
Loss from Operations	(11,411)	(4,857)	(12,086)
Interest (expense)/income, net	8	1	9
Other income/(expense)
Total Other Income (Expense)	8	1	9
Loss from discontinued operations, before tax	(11,403)	(4,856)	(12,077)
Income tax provision	38		(62)
Loss from discontinued operations, net of tax	$ (11,365)	$ (4,856)	$ (12,139)